Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets
Schedule of investments in convertible loans

Investments in convertible loans	As of December 31,
in 000€	2025	2024	2023
Convertible loan	—	3,994	3,744
Total	—	3,994	3,744

Schedule of Other non-current assets

Other non-current assets	As of December 31,
in 000€	2025	2024	2023
Tax credits	4,965	4,520	4,467
Guarantees and deposits	408	423	493
Other	610	950	541
Total	5,983	5,893	5,501

Schedule of Other current assets

	As of December 31,
in 000€	2025	2024	2023
Deferred charges	6,015	5,301	4,486
Tax credits	802	1,024	814
Accrued income	91	641	611
Other tax receivables	2,700	4,145	2,466
Grants	5,495	6,784	372
Other non-trade receivables	388	271	272
Derivatives	43	—	139
Total other current assets	15,533	18,166	9,160